Consolidated and Combined Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Services net sales	$ 598.6	$ 628.6	$ 638.2
Products net sales	384.9	420.9	441.9
Total net sales	983.5	1,049.5	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	297.1	291.9	301.2
Products cost of sales (exclusive of depreciation and amortization)	226.2	230.9	236.3
Total cost of sales	619.0	631.5	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	209.8	199.2	290.5
Restructuring, impairment and other charges-net	5.4	4.4	4.8
Depreciation and amortization	43.3	41.7	40.7
Income from operations	106.0	172.7	90.8
Interest expense-net	11.7	1.1	1.5
Investment and other income-net	0.0	(0.1)	(3.1)
Earnings before income taxes	94.3	171.7	92.4
Income tax expense	35.2	67.4	35.0
Net earnings	$ 59.1	$ 104.3	$ 57.4
Net earnings per share (Note 14):
Basic net earnings per share	$ 1.81	$ 3.22	$ 1.77
Diluted net earnings per share	$ 1.80	$ 3.22	$ 1.77
Weighted average number to common shares outstanding
Basic	32.6	32.4	32.4
Diluted	32.8	32.4	32.4
RR Donnelley Affiliates
Services cost of sales (exclusive of depreciation and amortization)	$ 37.8	$ 40.4	$ 39.3
Products cost of sales (exclusive of depreciation and amortization)	$ 57.9	$ 68.3	$ 76.5